IMPAIRMENT OF GOODWILL AND OTHER ASSETS Narrative (Details) - USD ($) $ in Millions			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 01, 2021	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2012
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ 3		$ 2	$ 5	$ (87)
Reko Diq [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges						$ 0		$ 120
Proportion of ownership interest in joint venture						50.00%
Proportion of ownership interests held by non-controlling interests						50.00%
Reko Diq [Member] | Government of Balochistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interests held by non-controlling interests						10.00%
Reko Diq [Member] | Other federal state-owned enterprises
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interests held by non-controlling interests						25.00%
Reko Diq [Member] | Government of Balochistan special purpose company
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interests held by non-controlling interests						15.00%
Porgera
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges						$ 0
Proportion of ownership interest in joint venture						95.00%
Lagunas Norte [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges				$ (86)
Percentage of ownership interest sold	100.00%
Lagunas Norte [Member] | Maximum [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Consideration paid (received)	$ (81)
Lagunas Norte [Member] | At fair value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Consideration paid (received)		$ (63)